Note 22 - Other Expenses	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
22.	OTHER EXPENSES

(a)	Other operating expenses

	Year ended	Year ended
	March 31, 2020	March 31, 2019
Amortization of intangible assets	$27,997	$22,680
Depreciation of property and equipment	13,651	4,515
Bad debt expense	80,050	123,288
Share-based compensation	12,250	5,916
	$133,948	$156,399

(b)	Employee benefits expense

	Year ended	Year ended
	March 31, 2020	March 31, 2019
Wages, salaries and commissions	$211,457	$233,575
Benefits	22,218	22,315
	$233,675	$255,890

Employee benefit expenses of
$80.4
million and
$153.4
million is included in fiscal
2020
administrative expense and selling and marketing expenses, respectively, on the consolidated statements of loss and of
$93.8
million and
$162.1
million, respectively, in fiscal
2019.